Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Cash flow from operating activities
Net loss for the period	$ (6,251,424)	$ (657,265)
Items not affecting cash:
Depreciation and amortization	7,636	7,629
Share-based compensation	1,618,576
Interest expense	979	61,511
Gain from government grant	(3,388)
Change in fair value of warrants	49,028
Changes in non-cash working capital:
Amounts receivable	(14,592)	17,687
Prepaid expenses	210,022
Accounts payable and accrued liabilities	48,355	354,116
Net cash from operating activities	(4,334,808)	(216,322)
Cash flow from financing activities
Proceeds from exercise of warrants	5,127,658
Share and warrant buyback program	(10,056,273)
Repayment government grant	(23,577)
Proceeds from receipt of short-term loans		26,007
Proceeds from issuance of convertible loans		215,710
Net cash from financing activities	(4,952,192)	241,717
Decrease in cash	(9,287,000)	25,395
Effects of changes in foreign exchage		(40,691)
Cash, beginning of the period	57,268,685	21,249
Cash, end of the period	$ 47,981,685	$ 5,953